Schedule of Cost of sales (Details) - Cost Of Sale [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureCostsAndExpensesByNatureLineItems [Line Items]
Raw material, products for resale, materials and third-party services	$ (20,869)	$ (12,699)	$ (20,694)
Depreciation, depletion and amortization	(9,277)	(8,847)	(12,036)
Production taxes	(11,136)	(5,920)	(9,741)
Employee compensation	(1,882)	(1,729)	(3,261)
Total	$ (43,164)	$ (29,195)	$ (45,732)